Earnings/(Loss) Per Share - Summary Of Computation Of loss Per Share Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	¥ 3,334	$ 469	¥ (13,130)	¥ (157,907)
Denominator:
Weighted average number of shares outstanding	55,534,919	55,534,919	56,007,723	43,914,204
Weighted average number of shares outstanding- diluted	55,534,919	55,534,919	56,007,723	43,914,204
(Loss)/earnings per share - diluted | (per share)	¥ 0.06	$ 0.01	¥ (0.23)	¥ (3.60)